IndexIQ ETF Trust
(the “Trust”)

Supplement dated July 14, 2010
to the Prospectus dated October 23, 2009
(the “Prospectus”)

IQ CPI Inflation Hedged ETF
IQ ARB Merger Arbitrage ETF
IQ ARB Global Resources ETF

     On or about July 13, 2010, the Directors of the Trust unanimously entered into a written consent to amend the names of certain series (each, a "Fund") of the Trust. The purpose of the name changes is to better articulate the investment strategy of each Fund. The investment objective and strategy of each Fund will not change.

     The following information supplements the information in the current Prospectus. Effective July 14, 2010, the names of the Funds listed below are changed as follows:

NEW NAME	PREVIOUS NAME
IQ Real Return ETF	IQ CPI Inflation Hedged ETF
IQ Merger Arbitrage ETF	IQ ARB Merger Arbitrage ETF
IQ Global Resources ETF	IQ ARB Global Resources ETF

     Effective July 14, 2010, the names of the Underlying Indexes for such Funds are changed as follows:

NEW NAME	PREVIOUS NAME
IQ Real Return Index	IQ CPI Inflation Hedged Index
IQ Merger Arbitrage Index	IQ ARB Merger Arbitrage Index
IQ Global Resources Index	IQ ARB Global Resources Index

     On page 13 of the Prospectus, under the heading “Index Description”, the first full paragraph should be deleted.

     On page 19 of the Prospectus, under the heading “Index Description”, the first full paragraph should be deleted.

Investors Should Retain This Supplement for Future Reference

IndexIQ ETF Trust
(the “Trust”)

Supplement dated July 14, 2010
to the Statement of Additional Information dated October 23, 2009
(the “Statement of Additional Information”)

IQ CPI Inflation Hedged ETF
IQ ARB Merger Arbitrage ETF
IQ ARB Global Resources ETF

     On or about July 13, 2010, the Directors of the Trust unanimously entered into a written consent to amend the names of certain series (each, a "Fund") of the Trust. The purpose of the name changes is to better articulate the investment strategy of each Fund. The investment objective and strategy of each Fund will not change.

     The following information supplements the information in the current Statement of Additional Information. Effective July 14, 2010, the names of the Funds listed below are changed as follows:

NEW NAME	PREVIOUS NAME
IQ Real Return ETF	IQ CPI Inflation Hedged ETF
IQ Merger Arbitrage ETF	IQ ARB Merger Arbitrage ETF
IQ Global Resources ETF	IQ ARB Global Resources ETF

     Effective July 14, 2010, the names of the Underlying Indexes for such Funds are changed as follows:

NEW NAME	PREVIOUS NAME
IQ Real Return Index	IQ CPI Inflation Hedged Index
IQ Merger Arbitrage Index	IQ ARB Merger Arbitrage Index
IQ Global Resources Index	IQ ARB Global Resources Index

     On page B-5 of the Statement of Additional Information, references to "IQ ARB Funds" are deleted and replaced with "IQ Merger Arbitrage ETF and IQ Global Resources ETF".

Investors Should Retain This Supplement for Future Reference